Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
LEASE
6.	LEASE

The Group leases office space under multiple non-cancelable operating lease agreement, which expires from April 2026 to June 2026.

A summary of supplemental information related to the operating lease as of December 31, 2023 is as follows:

	As of December 31,
	2022	2023
Right-of-use assets	$645,090	$737,865

Operating lease liabilities, current portion	$555,869	$268,265
Operating lease liabilities, non-current portion	-	449,908
Total operating lease liabilities	$555,869	$718,173
Weighted average remaining lease term	0.67 year	2.45 year
Weighted average discount rate	7.46%	12.00%

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss and supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2021	2022	2023
Operating lease cost	$1,008,004	$1,074,930	$813,944
Short-term lease cost	62,905	47,424	56,731
Total	$1,070,909	$1,122,354	$870,675
Cash paid for operating leases	1,008,004	897,216	780,718

Future lease payments under lease liabilities as of December 31, 2023 were as follows:

As of
December 31, 2023
Within one year	$337,194
One to two years	487,732
Total operating lease payments	824,926
Less: Imputed interest	(106,753)
Present value of operating lease liabilities	$718,173

As of December 31, 2023, the Group has no significant lease contract that has been entered into but not yet commenced.